SCHWAB CAPITAL TRUST

Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity PortfolioTM, Schwab MarketTrack Growth PortfolioTM,

Schwab MarketTrack Balanced PortfolioTM, and Schwab MarketTrack Conservative PortfolioTM

(collectively, the Funds)

Supplement dated October 6, 2017 to the

Prospectus dated February 28, 2017, as supplemented October 2, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective October 6, 2017, the Annual fund operating expenses for each of the Funds are being restated to account for changes in the acquired fund fees and expenses (AFFE) associated with each Fund’s investments in the underlying funds.

Accordingly, the following changes to the Prospectus are effective October 6, 2017:

1. Schwab MarketTrack All Equity Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.29
Acquired fund fees and expenses (AFFE)[1]	0.13
Total annual fund operating expenses (including AFFE)	0.55
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$56	$176	$307	$689

2. Schwab MarketTrack Growth Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.28
Acquired fund fees and expenses (AFFE)[1]	0.12
Total annual fund operating expenses (including AFFE)	0.53
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$54	$170	$296	$665

3. Schwab MarketTrack Balanced Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.28
Acquired fund fees and expenses (AFFE)[1]	0.10
Total annual fund operating expenses (including AFFE)	0.51
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$52	$164	$285	$640

4. Schwab MarketTrack Conservative Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.31
Acquired fund fees and expenses (AFFE)[1]	0.08
Total annual fund operating expenses (including AFFE)	0.52
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$53	$167	$291	$653

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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